Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Stock Option Activity
A summary of the Company’s stock option activity and related information is as follows:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at August 29, 2011	—	$—	—	$—
Granted	12,500	0.18	—	—
Exercised	—	—	—	—
Cancelled	—	—	—	—

Balance at December 31, 2011	12,500	0.18	—	—

Granted	144,159	0.39	—	—
Exercised	—	—	—	—
Cancelled	—	—	—	—

Balance at December 31, 2012	156,659	0.36	—	—

Granted	286,323	0.81	—	—
Exercised	(11,465)	0.22	—	—
Expired	(2,154)	0.54	—	—
Forfeited	(67,885)	0.45	—	—

Balance at September 30, 2013	361,478	0.71	9.43	$111,075

Exercisable at September 30, 2013	87,906	$0.47	9.02	$47,955

A summary of the Company’s stock option activity and related information is as follows:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at August 29, 2011	—	$—	—	$—
Granted	12,500	0.18	—	—
Exercised	—	—	—	—
Cancelled	—	—	—	—
Balance at December 31, 2011	12,500	0.18	—	—
Granted	144,159	0.39	—	—
Exercised	—	—	—	—
Cancelled	—	—	—	—
Balance at December 31, 2012	156,659	0.36	9.45	37,200
Exercisable at December 31, 2012	11,850	$0.27	9.17	$3,966

Assumptions Used to Estimate Fair Value of Options Granted
The fair value of options granted to employees and non-employee directors was estimated at the date of grant using a Black-Scholes option pricing model with the weighted-average assumptions stated below.

	Three Months Ended September 30, 2013	Three Months Ended September 30, 2012
Risk free interest rate	2.05%	0.00%
Dividend yield	0.00%	0.00%
Volatility	59.10%	0.00%
Weighted-average expected life of option (years)	6.0	0

	Nine Months Ended September 30, 2013	Nine Months Ended September 30, 2012
Risk free interest rate	1.63%	0.98%
Dividend yield	0.00%	0.00%
Volatility	59.45%	60.94%
Weighted-average expected life of option (years)	6.0	5.9

The fair value of options granted to non-employees was estimated at the vesting date using a Black-Scholes option pricing model with the weighted-average assumptions stated below.

	Three Months Ended September 30, 2013	Three Months Ended September 30, 2012
Risk free interest rate	2.88%	1.71%
Dividend yield	0.00%	0.00%
Volatility	57.59%	60.59%
Weighted-average expected life of option (years)	10	10

	Nine Months Ended September 30, 2013	Nine Months Ended September 30, 2012
Risk free interest rate	2.50%	1.77%
Dividend yield	0.00%	0.00%
Volatility	58.36%	61.89%
Weighted-average expected life of option (years)	10	10

The fair value of options granted to employees and non-employee directors was estimated at the date of grant using a Black-Scholes option pricing model with the weighted-average assumptions stated below.

2012
Risk free interest rate	0.92%
Dividend yield	0.00%
Volatility	62.01%
Weighted-average expected life of option (years)	5.9

The fair value of options granted to non-employees was estimated at the vesting date using a Black-Scholes pricing model with the weighted-average assumptions stated below.

For the period ended December 31,	2012	2011
Risk free interest rate	1.77%	2.07%
Dividend yield	0.00%	0.00%
Volatility	90.00%	90.00%
Weighted-average expected life of option (years)	10	10